SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the reported amounts of expenses. Actual results could differ from those estimates. Estimates and assumptions are periodically reviewed, and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Significant areas that require management’s estimates include the fair value of the common stock and convertible promissory notes prior to the Merger, the fair value of the Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock, fair value of the purchase options under the Loan Agreement, stock-based compensation assumptions, and accrued research and development expenses.

Freestanding and Embedded Common Stock Purchase Options

Freestanding and Embedded Common Stock Purchase Options

Equity-linked purchase options issued in connection with the Company’s debt agreements are assessed to determine whether they are freestanding or embedded with the host instrument under ASC 815, Derivatives and Hedging Contracts in Entity’s Own Equity (“ASC 815”). Each type of purchase option is then assessed for equity or liability classification under ASC 815. The Company’s embedded and freestanding purchase options were determined to be liability-classified derivative instruments and are measured at fair value both on the date of issuance and at each subsequent balance sheet date, with changes in fair value recorded to ‘Change in fair value of written call option derivative liabilities’ within the consolidated statements of operations and consolidated statements of cash flows.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an entity for which discrete financial information is both available and regularly reviewed by its chief operating decision maker or decision-making group. The Company views its operations and manages its business in one segment.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Warrants

Warrants

As the result of the Merger, the Company accounts for its warrants originally sold as part of Semper Paratus’s initial public offering (the “IPO”) in accordance with ASC 815, Derivatives and Hedging Contracts in Entity’s Own Equity (“ASC 815”) and ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). The assessment considers whether the warrants are freestanding financial instruments and meet the definition of a liability pursuant to ASC 480 and meet all of the conditions for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares of common stock, among other conditions. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter until settlement. Changes in the estimated fair value of the warrants are recognized as a non-cash loss on the consolidated statements of operations. Under these standards, the Company’s private placement warrants sold at the time of the IPO do not meet the criteria for equity classification and must be recorded as liabilities while the public warrants sold in connection with the IPO do meet the criteria for equity classification and must be recorded as equity.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar, but not identical, assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data;

Level 3	Unobservable inputs in which there is little or no market data available and which require the Company to develop its own assumptions that market participants would use in pricing an asset or liability.

Financial instruments recognized at historical amounts in the balance sheets consist of accounts payable and notes payable. The Company believes that the carrying value of accounts payable and notes payable approximates their fair values due to the short-term nature of these instruments.

The Company’s recurring fair value measurements consist of the convertible promissory notes prior to the Merger, for which the Company elected the fair value option to reduce accounting complexity, and private warrants after the Merger. Such fair value measurements are Level 3 inputs. The following table provides a roll-forward of the aggregate fair values of the Company’s convertible promissory notes.

Balance at January 1, 2023	$39,297,000
Initial fair value at issuance	4,000,000
Accrued interest expense	1,206,697
Change in fair value	50,428,303
Balance at December 31, 2023	94,932,000
Accrued interest expense	159,305
Change in fair value	(48,468,678)
Derecognition upon conversion of convertible promissory notes	(46,622,627)
Balance at December 31, 2024	$—

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

There were no transfers between levels during the years ended December 31, 2024 and 2023.

The Company used the probability weighted expected return method valuation methodology to determine the fair value of the convertible promissory notes prior to the Merger. Significant assumptions and ranges used in determining the fair value of convertible promissory notes prior to the Merger include volatility (80%), discount rate (35% - 36%), and probability of a future liquidity event (85% - 95%). The Company used its stock price on the Closing Date to determine the fair value for the derecognition of the convertible promissory notes upon conversion on the Closing Date.

Upon the Closing, the Company acquired private warrants, the fair value of which increased by $58,180 between the Closing Date and December 31, 2024 primarily due to changes in the market value of the Company’s common shares. In June 2024, the Company issued written call options in connection with the Loan Agreement, the fair value of which decreased by $375,000 between the issuance and December 31, 2024. Such fair value measurements are Level 3 inputs. The following table provides a roll-forward of the aggregate fair values of the warrants and the written call option derivative liabilities.

	Derivative warrant liabilities	Written call option derivative liabilities
Balance at February 15, 2024	$—	$—
Initial fair value at issuance	29,000	375,000
Change in fair value	58,180	(375,000)
Balance at December 31, 2024	$87,180	$—

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	3	$—	$—	$87,180

The Company’s nonrecurring fair value measurements consist of Series A Preferred Stock. Such fair value measurements are Level 3 inputs. The Company determined the fair value of Series A Preferred Stock using a Monte Carlo Simulation (“MCS”). Key inputs utilized in the MCS to estimate fair value of Series A Preferred Stock included a range of volatility between 75% to 85%, a holding period to a deemed liquidation event, as defined in the Series A Preferred Stock agreement, ranging from 0.5 to 10.0 years, and a risk-free interest rate between 4.3% and 5.3%. The difference between the cash received of $2,000,000 upon issuance of the Series A Preferred Stock and its estimated fair value was recognized as general and administrative expense on the consolidated statements of operations during the three months ended March 31, 2024.

The Company used a MCS valuation methodology to determine the fair value of the freestanding $14,000,000 purchase option and remaining embedded $30,000,000 purchase option associated with the Loan Agreement as of December 31, 2024. The MCS methodology simulates the Company’s future stock price to estimate if and when the Trailing VWAP (as defined below) will reach $10.00 per share, and discounts the resulting payoff back to each valuation date using a present value factor. Significant assumptions used in determining the fair value of these options include volatility of 78.3% and discount rate of 4.3%. At December 31, 2024, the MCS produced a fair value of $0 relating to these freestanding and embedded options.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Cash

Cash

The Company considers all highly liquid financial instruments with a maturity date of 90 days or less when purchased to be cash equivalents. There were no cash equivalents as of December 31, 2024 and 2023 as all amounts consisted of bank deposits.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment is recorded at cost. Depreciation and amortization is provided using straight-line methods over their respective estimated useful lives. Repairs and maintenance, which do not extend the useful lives of the related assets, are expensed as incurred.

Estimated Useful Lives	Years
Computer software	5
Leasehold improvements	3-4
Office equipment	5
Furniture and fixtures	7

The Company reviews the carrying value of property and equipment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its eventual use and disposition. Based on this assessment, management has determined that there was no impairment during the years ended December 31, 2024 and 2023.

Leases

Leases

The Company determines whether an arrangement is or contains a lease, its classification, and its term at the lease commencement date. Leases with a term greater than one year will be recognized on the balance sheet as right-of-use (“ROU”) assets, current lease liabilities, and if applicable, long-term lease liabilities. The Company includes renewal options to extend the lease term where it is reasonably certain that it will exercise these options. Lease liabilities and the corresponding ROU assets are recorded based on the present values of lease payments over the lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes the appropriate incremental borrowing rates, which are the rates that would be incurred to borrow on a collateralized basis, over similar terms, amounts equal to the lease payments in a similar economic environment. If significant events, changes in circumstances, or other events indicate that the lease term or other inputs have changed, the Company would reassess lease classification, remeasure the lease liability using revised inputs as of the reassessment date, and adjust the ROU assets. Lease expense is recognized on a straight-line basis over the expected lease term for operating classified leases.

Leases with an initial term of 12 months or less and without a purchase option that the Company is reasonably certain of exercising are not included within the lease ROU assets and lease liabilities on the balance sheet.

Research and Development Expenses

Research and Development Expenses

Research and development activities are expensed as incurred. Costs for clinical trials and manufacturing activities are recognized based on an evaluation of our vendors’ progress towards completion of specific tasks, using data such as participant enrollment, clinical site activations, or information provided to us by vendors regarding their actual costs incurred. Payments for these activities are based on the terms of individual contracts and payment timing may differ significantly from the period in which the services were performed. The Company determines accrual estimates through reports from and discussions with applicable personnel and outside service providers as to the progress or state of completion of studies, or the services completed. The Company estimates accrued expenses as of each balance sheet date based on the facts and circumstances known at the time. Costs that are paid in advance of performance are deferred as a prepaid expense and amortized over the service period as the services are provided.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Stock-Based Compensation

Stock-Based Compensation

Compensation cost is measured at the grant date fair value of the award and is recognized over the vesting period of the award. The Company uses the straight-line method to record compensation expense of awards with service-based vesting conditions. The Company accounts for forfeitures of awards as they occur rather than applying an estimated forfeiture rate to stock-based compensation expense. The Company recognizes compensation expense for awards with performance conditions when it is probable that the condition will be met, and the award will vest. Prior to the Merger, the Company estimated the fair value of the Company’s common stock on the date of grant in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC Topic 740, Income Taxes (“ASC 740”), which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. At December 31, 2024 and 2023, the Company has concluded that a full valuation allowance is necessary for its net deferred tax assets.

Net Loss Per Share

Net Loss Per Share

The Company computes basic net loss per share by dividing net loss by the weighted-average common stock outstanding during the period. Given the Company’s net loss, basic and diluted net loss per share for the years ended December 31, 2024 and 2023 are the same.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815 -40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. ASU 2020-06 also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. Effective January 1, 2024, the Company adopted ASU 2020-06 and that adoption did not have an impact on its consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 enhances reportable segment disclosures by requiring disclosures such as significant segment expenses. The main provisions of this update require companies to disclose, on an annual and interim basis, significant segment expenses, segment profit and loss, and other segments items that are regularly provided to the chief operating decision maker (“CODM”). This update also requires companies to disclose the title and position of the CODM and to explain how the CODM uses the reported segment measures in assessing segment performance and deciding how to allocate resources. The update also requires companies with a single reportable segment to provide all required segment reporting disclosures. This new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this standard on January 1, 2024 for annual reporting and interim periods beginning in 2025. See Note 16 for additional disclosures.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures, (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 improves disclosures regarding the types of expenses included in commonly presented expense captions, including disaggregating the amounts of employee compensation, depreciation and amortization included within each income statement expense caption. This standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the impact of the standard on its consolidated financial statements and disclosures.